Subsequent Events (Details Narrative) - USD ($)	May 20, 2025	May 15, 2025	Apr. 17, 2025	Apr. 15, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 08, 2022
Subsequent Event [Line Items]
Common stock, par value							$ 1	$ 1
Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock, par value						$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Debt Instrument, Face Amount					$ 54,979
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member]
Subsequent Event [Line Items]
Other Borrowings	$ 75,000	$ 285,086	$ 185,625	$ 261,293
Common stock, par value			$ 0.00001
Subsequent Event [Member] | Alpha Time Acquisition Corp [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount			$ 50,000,000